ACCRUED EXPENSES (Details) - USD ($)	Jul. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
ACCRUED EXPENSES
Accrued real estate taxes	$ 94,343	$ 106,935	$ 66,959
Accrued bonus compensation	7,000	162,000	0
Accrued payroll	48,099	56,139	69,572
Accrued payroll taxes	9,691	8,519	7,058
Accrued sales taxes payable	64,865	66,632	35,380
Accrued vacation pay	19,657	19,657	23,204
Other accrued expenses	16,005	852	4,227
Accrued expenses	$ 259,660	$ 420,734	$ 206,400